Share-based payment (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of share based payment arrangements

Type of arrangement	Grant date	Quantity granted (shares)	Fair value per unit		Contract period	Vesting conditions
Bonus shares	August 28,2020	720,000	US$	2.1610	5 years	5 years’ service
Bonus shares	January 30, 2026	2,850,129	US$	0.4322	Immediately, 1year, and 3 years	Immediately, 1year, and 3 years’ service

Schedule of share based payment transactions
	Six months ended June 30, 2026	Six months ended June 30, 2025
Share-based payments	$1,134,787	$65,856